Client Name:
Client Project Name:	BRAOV 2024-NQM3
Start - End Dates:	10/23/2018 - 2/1/2024
Deal Loan Count:	199

Conditions Report 2.0

Loans in Report:	199
Loans with Conditions:	99

85 - Total Active Conditions
85 - Non-Material Conditions
79 - Credit Review Scope
6 - Category: Assets
29 - Category: Credit/Mtg History
3 - Category: Income/Employment
2 - Category: Insurance
2 - Category: Legal Documents
5 - Category: LTV/CLTV
32 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
4 - Compliance Review Scope
2 - Category: Documentation
1 - Category: Federal Consumer Protection
1 - Category: TILA/RESPA Integrated Disclosure
41 - Total Satisfied Conditions

22 - Credit Review Scope
6 - Category: Application
5 - Category: DTI
2 - Category: Income/Employment
2 - Category: Insurance
3 - Category: Legal Documents
3 - Category: Terms/Guidelines
1 - Category: Title
19 - Compliance Review Scope
11 - Category: Compliance Manual
8 - Category: TILA/RESPA Integrated Disclosure
6 - Total Waived Conditions

5 - Credit Review Scope
1 - Category: LTV/CLTV
4 - Category: Terms/Guidelines
1 - Property Valuations Review Scope
1 - Category: Property

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